MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about depreciation rate calculated on straight-line basis over useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings [member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	3.00%
Buildings [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	6.00%
Equipment and furniture [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	7.00%
Equipment and furniture [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	25.00%
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	33.00%
Computer, software and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Computer, software and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	33.00%
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	[1]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the improvement.